Payments, by Government - 12 months ended Dec. 31, 2024 - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1]	$ 9,876,250	$ 55,639	$ 9,931,889
ARGENTINA | Province of Neuquen - Direccion Provincial de Rentas [Member]
Total	[2]	9,942	32,970	42,912
ARGENTINA | Agencia De Recaudacion [Member]
Total	[2]	483,595		483,595
ARGENTINA | Subsecretaría de Minería [Member]
Total	[2]	1,867	189	2,056
ARGENTINA | Ministerio de Producción de Ciencia e Innovación Tecnológica [Member]
Total	[2]		$ 22,480	22,480
ARGENTINA | Municipality of Olavarria [Member]
Total	[2]	8,701,946		8,701,946
ARGENTINA | Municipality of Avellaneda [Member]
Total	[2]	10,222		10,222
ARGENTINA | Municipality of Benito Juarez [Member]
Total	[2]	$ 668,678		$ 668,678

[1]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2024, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,032.5000 per US$1.00 and as of September 19, 2025 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1474.7500 per US$1.00.
[2]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2024, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,032.5000 per US$1.00 and as of September 19, 2025 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1474.7500 per US$1.00.